Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against Euro (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (43,267)	£ (40,489)	£ (39,410)
Total equity	17,050	22,072	8,526	£ 9,059
Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(43,267)	(40,489)	(39,410)
Euro denominated net financial liabilities	1,713	1,023	(1,360)
Total equity	17,050	22,072	8,526
If Sterling Rose 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(40,221)	(37,572)	(35,618)
Euro denominated net financial liabilities	1,428	853	(1,133)
Total equity	16,765	21,902	8,753
If Sterling Fell 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(47,836)	(44,865)	(45,099)
Euro denominated net financial liabilities	2,141	1,279	(1,700)
Total equity	£ 17,478	£ 22,328	£ 8,186